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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2001

Check here if Amendment [ ];  Amendment Number:

    This Amendment (Check only one):    [ ]  is a restatement.
                                        [ ]  adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:          Bradford Capital LLC
Address:       One Montgomery Street, Suite 3300
               San Francisco, CA 94104

Form 13F File Number: 28-06081

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Timothy D. Rice
Title:         Senior Managing Member
Phone:         (415) 352-6232

Signature, Place, and Date of Signing:

/s/ Timothy D. Rice,  San Francisco, California,   November 5, 2001
-------------------


Report Type (Check only one):

[x] 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).


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
Report Summary:
Number of Other Included Managers:                              0

Form 13F Information Table Entry Total:                        23

Form 13F Information Table Value Total:              $134,611,245

List of Other Included Managers:                             None


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
                                                FORM 13F INFORMATION TABLE

                  TITLE OF                 VALUE    SHRS OR             PUT/  INVESTMENT    OTHER                  VOTING AUTHORITY
NAME OF ISSUER      CLASS       CUSIP     X($1000)  PRN AMT     SH/PRN  CALL  DISCRETION   MANAGERS      SOLE      SHARED     NONE
--------------    --------      -----     --------  -------     ------  ----  ----------   --------    ----------  ------    ------
3COM CORP            COM      885535104    5,999    1,599,800     SH              SOLE        N/A      1,599,800

Adelphia
Communications     CLASS A     6848105     9,478      426,950     SH              SOLE        N/A        426,950

Advanced Micro
Devices              COM       7903107     7,431      911,800     SH              SOLE        N/A        911,800

Agilent
Technologies         COM        846U101    5,057      258,650     SH              SOLE        N/A        258,650

Apple Computer       COM       37833100    7,099      457,700     SH              SOLE        N/A        457,700

Ascential
Software Corp        COM       4362P108    2,762      836,850     SH              SOLE        N/A        836,850

AT&T CORP
Wireless Group    Tracking     209A106     4,482      300,000     SH              SOLE        N/A        300,000
                   Stock

Cisco Systems        COM      17275R102    5,308      435,800     SH              SOLE        N/A        435,800

Computer
Associates Intl      COM      204912109    6,152      239,000     SH              SOLE        N/A        239,000

Conexant Systems     COM      207142100    5,478      660,000     SH              SOLE        N/A        660,000

Flextronics
Int. LTD             COM      Y2573F102    8,253      499,000     SH              SOLE        N/A        499,000

Intuit Inc.          COM      461202103    3,836      107,150     SH              SOLE        N/A        107,150

Microsoft Corp       COM      594918104   13,744      268,600     SH              SOLE        N/A        268,600

Motorola Inc         COM      620076109    4,368      280,000     SH              SOLE        N/A        280,000

Novellus
Systems Inc          COM      670008101    2,856      100,000     SH              SOLE        N/A        100,000

Oracle Corp          COM      68389X105    4,565      362,900     SH              SOLE        N/A        362,900

Qualcomm             COM      747525103    6,618      139,200     SH              SOLE        N/A        139,200

SCI Systems          COM      783890106    6,340      352,250     SH              SOLE        N/A        352,250

Solectron Corp       COM      834182107    6,990      600,000     SH              SOLE        N/A        600,000

Sprint PCS           COM      852061506    6,310      240,000     SH              SOLE        N/A        240,000

Triton PCS
Holdings           CLASS A    89677M106    6,084      160,100     SH              SOLE        N/A        160,100

Veritas Software     COM      923436109    2,950      160,000     SH              SOLE        N/A        160,000

Xilinx               COM      983919101    2,451      104,150     SH              SOLE        N/A        104,150


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